Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (474,729)	₩ (499,143)	₩ (360,453)
Gain and loss on valuation	1,149,625	338,996	(444,390)
Gain and loss on foreign currency	(741,225)	(348,002)	(487,324)
Gain and loss on disposal	167,107	118,716	323,320
Others	30,082	17,183	(1,608)
Total	130,860	(372,250)	(970,455)
Other comprehensive income (loss)	(150,553)	256,433	(9,053)
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	239,120	(305,562)	85,790
Gain and loss on foreign currency	(57,625)	(92,835)	(8,891)
Gain and loss on disposal	(6,257)
Others			0
Total	175,238	(398,397)	76,899
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(31,018)	(44,323)	(162,649)
Gain and loss on disposal	(279,594)	(276,600)	(647,418)
Total	(310,612)	(320,923)	(810,067)
Other comprehensive income (loss)	(110)	(1,292)	1,023
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(1,051,511)	(1,001,290)	(607,458)
Gain and loss on foreign currency	(1,781,845)	(466,244)	(893,377)
Gain and loss on disposal	(806)	11	0
Others	(36,252)	(26,616)	1,443
Total	(2,870,414)	(1,494,139)	(1,499,392)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	0	0	20,421
Gain and loss on valuation	120,544	520,884	(599,777)
Gain and loss on disposal	136,699	190,531	237,771
Others	887	560	545
Total	258,130	711,975	(341,040)
Derivative assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	820,979	167,997	232,246
Gain and loss on disposal	399,680	289,423	797,211
Total	1,220,659	457,420	1,029,457
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Others	76,060	49,586	38,837
Total	76,060	49,586	38,837
Other comprehensive income (loss)	(150,443)	257,725	(10,076)
Financial assets at financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	576,782	502,147	226,584
Gain and loss on foreign currency	1,098,245	211,077	414,944
Gain and loss on disposal	(82,615)	(84,649)	(64,244)
Others	(10,613)	(6,347)	(42,433)
Total	₩ 1,581,799	₩ 622,228	₩ 534,851